Summary of Significant Accounting Policies - Property, Plant & Equipment (Details)	6 Months Ended
Dec. 31, 2015
Computer equipment
Property, plant & equipment
Estimated useful lives (in years)	3 years
Laboratory equipment
Property, plant & equipment
Estimated useful lives (in years)	5 years
Office equipment
Property, plant & equipment
Estimated useful lives (in years)	5 years